Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.2%
	Aerospace/Defense—1.6%
$2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 2,708,461
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	952,887
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,352,667
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	612,255
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,228,474
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	850,895
	TOTAL	7,705,639
	Airlines—0.1%
583,334	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	574,672
	Automotive—6.5%
250,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	254,173
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,673,361
450,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	369,258
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,092,791
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,932,464
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,419,036
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	805,944
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,155,955
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,151,001
1,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,504,578
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,447,217
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	916,322
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,102,912
1,300,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,239,374
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,217,442
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,744,842
2,350,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,904,274
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,507,395
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	380,578
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	410,852
	TOTAL	31,229,769
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	515,434
	Building Materials—4.2%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	173,318
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,428,093
275,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	274,888
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,110,623
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	471,591
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,927,000
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,145,562
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,410,663
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	764,567
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	508,835
2,300,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	2,002,874

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,775,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 1,568,982
1,475,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,212,387
275,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	241,306
275,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	258,735
2,325,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,228,296
1,700,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,552,572
1,275,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,248,324
		TOTAL	20,528,616
		Cable Satellite—8.1%
325,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	318,203
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	960,047
1,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,524,082
775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	620,563
1,200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,050,956
450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	378,279
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,782,283
2,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,619,638
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	341,386
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	850,273
875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	482,630
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	727,519
3,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,987,055
1,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,004,286
1,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,301,261
725,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	653,114
725,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	538,356
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	371,480
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	792,145
2,075,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	941,770
450,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	447,229
900,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	808,629
1,400,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 12/30/2023	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	621,648
1,650,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,336,082
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	916,669
1,425,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,203,234
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	906,750
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,128,000
3,125,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,638,891
1,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,295,526
275,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	236,244
250,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	210,259
1,775,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,517,688
1,725,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,415,942
2,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,431,074
		TOTAL	39,359,191
		Chemicals—2.0%
350,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	332,087

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	$ 360,972
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	370,594
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	336,167
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	867,358
375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	337,682
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,922,030
400,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	376,646
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	846,739
925,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	952,569
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,396,125
1,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	426,618
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	366,334
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	737,301
	TOTAL	9,629,222
	Construction Machinery—0.6%
1,600,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,417,959
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	824,987
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	553,518
325,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	283,294
	TOTAL	3,079,758
	Consumer Cyclical Services—3.2%
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,848,553
4,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,822,737
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,373,585
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	523,479
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	328,377
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,792,350
2,728,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,633,606
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	774,630
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	572,694
1,625,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,415,074
200,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	186,610
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	335,437
	TOTAL	15,607,132
	Consumer Products—1.6%
200,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	205,551
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,416,610
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	949,225
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,251,785
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,319,682
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	364,408
	TOTAL	7,507,261
	Diversified Manufacturing—1.3%
2,050,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,047,437
3,425,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,390,322
1,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,002,228
	TOTAL	6,439,987
	Finance Companies—2.5%
775,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	790,171
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	256,643

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$1,975,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	$ 1,727,982
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	554,391
975,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	972,088
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	725,268
1,975,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,660,530
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	791,534
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	343,938
2,050,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,994,976
1,950,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,746,030
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	423,459
	TOTAL	11,987,010
	Food & Beverage—1.4%
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,781,220
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	984,678
1,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,290,443
928,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	912,779
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,507,535
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	431,430
	TOTAL	6,908,085
	Gaming—3.8%
1,625,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,415,960
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	379,425
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	376,440
225,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	225,416
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	527,616
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	192,170
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,156,012
1,025,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,020,367
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,467,747
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,580,392
500,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	507,663
1,000,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	891,603
2,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,343,025
1,225,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	1,238,218
725,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	602,446
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	190,434
300,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	279,961
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,343,648
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	551,777
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	588,396
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	807,951
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	96,786
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	498,201
	TOTAL	18,281,654
	Health Care—4.9%
800,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	666,560
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	842,334
2,075,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,942,824
875,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	489,287
2,150,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,270,231

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	$ 603,007
225,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	189,826
375,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	361,469
850,000		CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	669,596
425,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	357,657
1,050,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	904,034
275,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	288,837
650,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	481,624
750,000		HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	751,639
625,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	610,040
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	557,131
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	201,940
600,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	525,861
725,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	475,508
1,325,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,177,013
5,125,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,641,585
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,031,405
700,000		Tenet Healthcare Corp., 4.875%, 1/1/2026	688,369
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	744,374
350,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	350,830
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	341,377
1,800,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,746,738
875,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	871,860
		TOTAL	23,782,956
		Health Insurance—0.2%
1,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	929,643
		Independent Energy—4.1%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	913,970
123,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	126,063
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	390,900
1,100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,085,621
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	500,885
725,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	696,290
400,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	395,201
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	545,034
1,275,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	27,413
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	168,174
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	223,720
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	336,915
200,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	207,244
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	538,357
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	195,434
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,843,463
2,225,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,204,730
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	414,918
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	976,987
750,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	854,906
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	363,041
1,425,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,414,650
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	484,566

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 650,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	$ 674,134
350,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	319,504
525,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	487,905
400,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	401,866
675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	664,572
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	987,694
600,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	535,490
300,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	284,676
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	750,382
	TOTAL	20,014,705
	Industrial - Other—1.3%
3,750,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,148,989
1,975,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,887,863
400,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	380,000
1,000,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	950,994
	TOTAL	6,367,846
	Insurance - P&C—7.0%
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,477,058
2,487,700	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.75% PIK, 1/15/2027	2,462,823
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,789,031
2,525,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,520,792
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,070,731
825,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	823,115
575,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	588,275
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,062,493
4,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	4,704,429
1,100,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,136,537
1,275,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,321,837
625,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	619,900
4,875,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,345,773
4,075,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	4,047,412
	TOTAL	33,970,206
	Leisure—0.9%
250,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	255,065
500,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	509,544
625,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	592,656
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	142,186
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	249,748
1,750,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,605,931
1,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	965,100
	TOTAL	4,320,230
	Lodging—0.4%
950,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	798,778
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	197,217
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	494,506
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	279,465
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	243,385
	TOTAL	2,013,351
	Media Entertainment—5.0%
2,025,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	35,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,350,000	[1,3]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	$ 23,625
475,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	11,875
1,525,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	34,313
475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	339,069
750,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	536,133
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	1,965,169
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	124,581
325,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	249,442
3,314,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,323,416
675,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	640,001
350,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	299,789
3,300,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,893,984
1,100,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	974,686
1,925,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,824,756
350,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	359,212
675,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	636,997
1,075,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	924,280
625,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	527,194
1,375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,201,406
1,725,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,275,120
1,050,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	958,839
800,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	711,480
2,425,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	1,942,316
1,000,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	878,179
850,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	834,831
150,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	151,750
1,500,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,272,927
		TOTAL	23,950,808
		Metals & Mining—0.6%
900,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	809,638
725,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	706,208
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,444,354
		TOTAL	2,960,200
		Midstream—5.7%
1,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,219,171
1,000,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	977,243
1,525,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,429,410
1,950,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,909,347
1,350,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,306,930
575,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	586,697
1,250,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,103,416
550,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	513,524
750,000		Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	714,394
1,000,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	873,336
500,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	514,420
725,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	636,656
600,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	583,664
875,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	799,147
1,025,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	913,538
248,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	246,271

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	$ 2,255,841
225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	230,154
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	447,650
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	566,724
750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	718,350
1,125,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,044,682
300,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	295,858
1,175,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	1,217,935
525,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	510,291
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	889,443
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	575,656
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	364,479
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	252,579
1,375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,328,511
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	677,040
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	784,972
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	170,077
925,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	766,460
	TOTAL	27,423,866
	Oil Field Services—2.0%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,417,158
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,082,366
700,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	669,697
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	553,681
175,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	175,605
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	169,339
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	591,124
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	598,571
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,000,752
1,525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,517,720
	TOTAL	9,776,013
	Packaging—4.6%
2,818,920	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	1,454,252
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,233,384
2,125,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,563,044
1,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,323,990
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	725,525
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	349,678
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	357,809
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	954,014
800,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	795,429
975,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	888,285
5,275,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	4,737,871
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	390,334
575,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	517,940
400,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	397,444
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,207,407
350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	347,816
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	676,449
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	297,002

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 375,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	$ 384,356
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	457,021
3,350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,047,401
	TOTAL	22,106,451
	Paper—0.0%
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	108,694
	Pharmaceuticals—1.4%
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	382,221
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	111,530
1,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	604,579
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	385,941
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	107,169
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	229,998
1,825,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	901,407
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,276,905
650,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	585,358
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	288,917
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,043,740
	TOTAL	6,917,765
	Restaurant—1.5%
5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	4,982,916
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	832,597
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	828,654
650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	604,658
	TOTAL	7,248,825
	Retailers—0.8%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	585,957
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,059,135
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	327,334
975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	803,392
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	415,047
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	324,941
275,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	276,608
	TOTAL	3,792,414
	Supermarkets—0.5%
1,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	1,042,233
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	444,313
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	552,697
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	381,737
	TOTAL	2,420,980
	Technology—10.8%
625,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	636,125
600,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	612,642
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	627,750
1,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,627,133
1,250,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,253,111
925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	714,954
750,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	769,984
1,600,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,599,705
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	242,602

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	$ 1,567,450
1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,261,024
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,494,559
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	993,431
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,220,535
1,025,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	926,831
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,652,787
1,700,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,643,333
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	218,723
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	375,022
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,307,519
1,225,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,064,618
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	580,055
2,450,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,448,404
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,955,792
4,900,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,250,595
950,000	NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	981,797
1,600,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,458,136
1,525,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,397,905
500,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	439,967
575,000	Open Text Corp., 144A, 6.900%, 12/1/2027	591,740
350,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	318,904
250,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	221,440
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	876,495
1,950,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,797,166
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	585,610
1,325,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	400,718
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,164,679
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	466,372
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	79,714
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	427,783
1,858,500	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,089,006
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	179,640
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	423,666
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	432,140
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	275,104
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,937,380
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	368,052
800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	711,752
950,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	741,409
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	229,857
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	528,606
	TOTAL	52,169,722
	Transportation Services—0.5%
1,100,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,088,887
1,575,000	Watco Cos LLC/Finance Co, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,519,560
	TOTAL	2,608,447
	Utility - Electric—1.7%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	661,154
232,000	Calpine Corp., 144A, 5.250%, 6/1/2026	227,940

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 300,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	$ 257,308
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	407,960
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	398,386
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	659,329
1,375,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	692,457
110,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	90,005
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,013,709
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,256,385
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	412,191
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	368,344
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,338,433
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	384,142
		TOTAL	8,167,743
		Wireless Communications—0.3%
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,382,325
		TOTAL CORPORATE BONDS (IDENTIFIED COST $498,082,575)	441,786,620
		COMMON STOCKS—3.9%
		Automotive—0.1%
51,088	[3]	American Axle & Manufacturing Holdings, Inc.	355,572
2,865		Lear Corp.	383,194
		TOTAL	738,766
		Building Materials—0.2%
6,755	[3]	GMS, Inc.	456,908
47,905		Interface, Inc.	484,320
		TOTAL	941,228
		Cable Satellite—0.0%
2,175	[2,3]	Intelsat Jackson Holdings S.A.	20,206
		Chemicals—0.2%
23,540		Koppers Holdings, Inc.	1,063,302
		Consumer Cyclical Services—0.2%
10,185		Brinks Co. (The)	803,596
		Consumer Products—0.1%
22,745		Energizer Holdings, Inc.	701,456
		Containers & Packaging—0.3%
129,335		Ardagh Metal Packaging	519,927
50,710	[3]	O-I Glass, Inc.	748,479
		TOTAL	1,268,406
		Diversified Manufacturing—0.1%
3,270		WESCO International, Inc.	509,630
		Food & Beverage—0.2%
17,405	[3]	US Foods Holding Corp.	762,861
		Gaming—0.4%
10,670		Boyd Gaming Corp.	630,063
17,855	[3]	Caesars Entertainment Corp.	798,476
13,285		Red Rock Resorts, Inc.	591,581
		TOTAL	2,020,120
		Independent Energy—0.2%
13,185	[3]	Callon Petroleum Corp.	412,295

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
8,283		Devon Energy Corp.	$ 372,486
		TOTAL	784,781
		Media Entertainment—0.3%
64,726	[3]	Cumulus Media, Inc.	315,215
110,234	[3]	iHeartMedia, Inc.	288,813
201,940	[3]	Stagwell, Inc.	1,013,739
		TOTAL	1,617,767
		Midstream—0.2%
51,961		Suburban Propane Partners LP	891,131
		Oil Field Services—0.3%
19,916	[3]	Superior Energy Services, Inc.	1,480,635
		Paper—0.3%
39,241		Graphic Packaging Holding Co.	889,594
9,389		WestRock Co.	386,545
		TOTAL	1,276,139
		Technology—0.4%
11,115		Dell Technologies, Inc.	843,295
11,145	[3]	Lumentum Holdings, Inc.	477,006
7,365		Science Applications International Corp.	864,725
		TOTAL	2,185,026
		Utility - Electric—0.4%
17,520		NRG Energy, Inc.	838,157
27,880		Vistra Corp.	987,231
		TOTAL	1,825,388
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,486,840)	18,890,438
		INVESTMENT COMPANIES—3.5%
815,540		Bank Loan Core Fund	7,103,358
9,898,423		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[4]	9,901,392
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,026,423)	17,004,750
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $537,595,838)	477,681,808
		OTHER ASSETS AND LIABILITIES - NET—1.4%[5]	6,924,147
		TOTAL NET ASSETS—100%	$484,605,955
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$11,919,245	$12,279,581	$24,198,826
Purchases at Cost	$623,341	$89,468,837	$90,092,178
Proceeds from Sales	$(5,300,000)	$(91,849,261)	$(97,149,261)
Change in Unrealized Appreciation/Depreciation	$194,851	$1,462	$196,313
Net Realized Gain/(Loss)	$(334,079)	$773	$(333,306)
Value as of 11/30/2023	$7,103,358	$9,901,392	$17,004,750
Shares Held as of 11/30/2023	815,540	9,898,423	10,713,963
Dividend Income	$623,342	$382,451	$1,005,793

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (“the Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$441,786,620	$0	$441,786,620
Equity Securities:
Common Stocks
Domestic	16,869,670	1,480,635	—	18,350,305
International	519,927	—	20,206	540,133
Investment Companies	17,004,750	—	—	17,004,750
TOTAL SECURITIES	$34,394,347	$443,267,255	$20,206	$477,681,808

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind